EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2018	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	61.00%
Target allocation 2018	60.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	39.00%
Target allocation 2018	40.00%